Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ 13,234,914	$ 23,465,959
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	22,126,167	17,468,993
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(1,738,009)	(4,760,581)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(1,479,008)	1,911,714
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(1,083,060)	9,847,702
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(68,880)	36,620
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	(185,467)	(764,495)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	627,314	(624,741)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	26,053,277	11,822,774
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and foward currency contracts	$ (8,891,253)	$ 5,996,966